Employment (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Average Number of Employees
The average number of employees is as follows:

	Year ended 31 December
	2021	2020	2019
Americas Materials	28,272	27,412	28,576
Europe Materials	25,636	26,785	27,238
Building Products	23,538	22,902	24,437
Total Group	77,446	77,099	80,251

Summary of Employment Costs
Employment costs charged in the Consolidated Income Statement for continuing operations are analysed as follows:

	2021 $m	2020 $m	2019 $m
Wages and salaries	4,873	4,573	4,604
Social welfare costs	495	461	473
Redundancy, healthcare and other employment benefit costs	656	723	653
Share-based payment expense (note 8)	110	96	83
Total retirement benefits expense (note 28)	381	359	341
Total (i) (ii)	6,515	6,212	6,154

Total charge analysed between:
Cost of sales	4,089	3,871	3,880
Operating costs	2,416	2,330	2,259
Finance costs (net) - applicable to retirement benefit obligations (note 9)	10	11	15
Total	6,515	6,212	6,154

(i)	Directors’ emoluments (which are included in administrative expenses in note 4) are presented in note 32.

(ii)	Employment costs in 2019, including discontinued operations, are analysed as follows:

Wages and salaries	4,988
Social welfare costs	544
Redundancy, healthcare and other employment benefit costs	676
Share-based payment expense (note 8)	86
Total retirement benefits expense (note 28)	369
Total	6,663